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May 4, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE: American Enterprise Variable Annuity Account
    File Nos. 333-92297 and 811-7195
        RiverSource Innovations Select(SM) Variable Annuity
        RiverSource Innovations(SM) Classic Select Variable Annuity Evergreen New Solutions Select Variable Annuity
        Wells Fargo Advantage(R) Select Variable Annuity
        RiverSource Innovations(R) Variable Annuity
        RiverSource Innovations(R) Classic Variable Annuity
        RiverSource New Solutions(R) Variable Annuity
        Evergreen Essential(SM) Variable Annuity
        Evergreen New Solutions Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-3678 or Kristin Vann at (612) 671-4179.

Very truly yours,

/s/  Mary Ellyn Minenko
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Mary Ellyn Minenko
Assistant General Counsel